Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000165348
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	15.77%	7.47%	8.32%
S&P Target Risk® Growth Index	16.59%	7.05%	7.50%
MSCI ACWI Index	22.34%	11.19%	10.98%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 54,979,854
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 118,430
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$54,979,854
Total advisory fees paid	$118,430
Total number of portfolio holdings	15
Period portfolio turnover rate	44%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.2%
Exchange Traded Funds - Debt Funds	35.2%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.7%
Total	100.0%

Material Fund Change [Text Block]
C000165349
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	15.42%	7.20%	8.05%
S&P Target Risk® Growth Index	16.59%	7.05%	7.50%
MSCI ACWI Index	22.34%	11.19%	10.98%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 54,979,854
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 118,430
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$54,979,854
Total advisory fees paid	$118,430
Total number of portfolio holdings	15
Period portfolio turnover rate	44%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.2%
Exchange Traded Funds - Debt Funds	35.2%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.7%
Total	100.0%

Material Fund Change [Text Block]
C000165363
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	20.22%	14.90%	14.69%
S&P 500® Index	17.88%	14.42%	14.58%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 671,889,511
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,480,137
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$671,889,511
Total advisory fees paid	$2,480,137
Total number of portfolio holdings	228
Period portfolio turnover rate	100%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	33.7%
Common Stocks - Communications	17.2%
Common Stocks - Financial	14.3%
Common Stocks - Consumer, Non-cyclical	12.3%
Common Stocks - Industrial	9.5%
Common Stocks - Other	11.6%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165364
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	19.83%	14.60%	14.39%
S&P 500® Index	17.88%	14.42%	14.58%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 671,889,511
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,480,137
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$671,889,511
Total advisory fees paid	$2,480,137
Total number of portfolio holdings	228
Period portfolio turnover rate	100%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	33.7%
Common Stocks - Communications	17.2%
Common Stocks - Financial	14.3%
Common Stocks - Consumer, Non-cyclical	12.3%
Common Stocks - Industrial	9.5%
Common Stocks - Other	11.6%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165366
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	Since Inception (8/20/2021)
Class I	22.55%	13.49%
Russell 1000® Growth Index	18.56%	13.42%
Russell 1000® Index	17.37%	11.34%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 102,755,049
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 365,917
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$102,755,049
Total advisory fees paid	$365,917
Total number of portfolio holdings	142
Period portfolio turnover rate	106%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	46.7%
Common Stocks - Communications	21.0%
Common Stocks - Consumer, Non-cyclical	8.4%
Common Stocks - Consumer, Cyclical	7.9%
Common Stocks - Industrial	7.9%
Common Stocks - Other	6.1%
Short-Term Investments	2.0%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165367
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	22.27%	14.95%	17.03%
Russell 1000® Growth Index	18.56%	15.32%	18.29%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 102,755,049
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 365,917
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$102,755,049
Total advisory fees paid	$365,917
Total number of portfolio holdings	142
Period portfolio turnover rate	106%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	46.7%
Common Stocks - Communications	21.0%
Common Stocks - Consumer, Non-cyclical	8.4%
Common Stocks - Consumer, Cyclical	7.9%
Common Stocks - Industrial	7.9%
Common Stocks - Other	6.1%
Short-Term Investments	2.0%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165369
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	32.60%	8.36%	6.93%
MSCI ACWI ex USA Index	32.39%	7.91%	6.96%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 146,331,334
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 700,940
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$146,331,334
Total advisory fees paid	$700,940
Total number of portfolio holdings	580
Period portfolio turnover rate	56%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	17.5%
Japan	13.7%
China	8.6%
Canada	8.2%
United Kingdom	7.7%
France	6.3%
Germany	5.8%
Australia	4.3%
Other Country	26.8%
Other Assets Less Liabilities - Net	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000165370
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$121	1.04%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.04%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	32.33%	8.12%	6.67%
MSCI ACWI ex USA Index	32.39%	7.91%	6.96%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 146,331,334
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 700,940
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$146,331,334
Total advisory fees paid	$700,940
Total number of portfolio holdings	580
Period portfolio turnover rate	56%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	17.5%
Japan	13.7%
China	8.6%
Canada	8.2%
United Kingdom	7.7%
France	6.3%
Germany	5.8%
Australia	4.3%
Other Country	26.8%
Other Assets Less Liabilities - Net	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000165372
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	10.12%	6.96%	12.12%
Russell Midcap® Growth Index	8.66%	6.65%	11.96%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 257,712,512
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 1,437,748
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$257,712,512
Total advisory fees paid	$1,437,748
Total number of portfolio holdings	318
Period portfolio turnover rate	115%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Consumer, Non-cyclical	21.0%
Common Stocks - Technology	20.7%
Common Stocks - Consumer, Cyclical	20.2%
Common Stocks - Industrial	15.8%
Common Stocks - Communications	8.0%
Common Stocks - Other	12.8%
Short-Term Investments	1.5%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165373
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	9.90%	6.69%	11.85%
Russell Midcap® Growth Index	8.66%	6.65%	11.96%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 257,712,512
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 1,437,748
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$257,712,512
Total advisory fees paid	$1,437,748
Total number of portfolio holdings	318
Period portfolio turnover rate	115%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Consumer, Non-cyclical	21.0%
Common Stocks - Technology	20.7%
Common Stocks - Consumer, Cyclical	20.2%
Common Stocks - Industrial	15.8%
Common Stocks - Communications	8.0%
Common Stocks - Other	12.8%
Short-Term Investments	1.5%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165381
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	17.17%	12.42%	10.45%
Russell 1000® Value Index	15.91%	11.33%	9.69%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 229,203,035
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 1,004,643
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$229,203,035
Total advisory fees paid	$1,004,643
Total number of portfolio holdings	361
Period portfolio turnover rate	112%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	24.5%
Common Stocks - Consumer, Non-cyclical	17.8%
Common Stocks - Industrial	14.5%
Common Stocks - Communications	13.5%
Common Stocks - Technology	10.5%
Common Stocks - Other	17.8%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165382
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	16.90%	12.12%	10.19%
Russell 1000® Value Index	15.91%	11.33%	9.69%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 229,203,035
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 1,004,643
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$229,203,035
Total advisory fees paid	$1,004,643
Total number of portfolio holdings	361
Period portfolio turnover rate	112%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	24.5%
Common Stocks - Consumer, Non-cyclical	17.8%
Common Stocks - Industrial	14.5%
Common Stocks - Communications	13.5%
Common Stocks - Technology	10.5%
Common Stocks - Other	17.8%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165384
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	6.87%	4.15%	4.35%
ICE BofA BB-B US High Yield Constrained Index	8.73%	4.11%	4.78%
Bloomberg US Universal Bond Index	7.58%	0.06%	2.04%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 44,100,468
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 224,127
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$44,100,468
Total advisory fees paid	$224,127
Total number of portfolio holdings	366
Period portfolio turnover rate	76%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	19.6%
Corporate Bonds and Notes - Consumer, Cyclical	16.5%
Corporate Bonds and Notes - Communications	16.5%
Corporate Bonds and Notes - Energy	13.4%
Corporate Bonds and Notes - Consumer, Non-cyclical	8.8%
Corporate Bonds and Notes - Other	23.0%
Short-Term Investments	0.6%
Other Assets Less Liabilities - Net	1.6%
Total	100.0%

Material Fund Change [Text Block]
C000165385
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	6.64%	3.90%	4.10%
ICE BofA BB-B US High Yield Constrained Index	8.73%	4.11%	4.78%
Bloomberg US Universal Bond Index	7.58%	0.06%	2.04%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 44,100,468
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 224,127
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$44,100,468
Total advisory fees paid	$224,127
Total number of portfolio holdings	366
Period portfolio turnover rate	76%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	19.6%
Corporate Bonds and Notes - Consumer, Cyclical	16.5%
Corporate Bonds and Notes - Communications	16.5%
Corporate Bonds and Notes - Energy	13.4%
Corporate Bonds and Notes - Consumer, Non-cyclical	8.8%
Corporate Bonds and Notes - Other	23.0%
Short-Term Investments	0.6%
Other Assets Less Liabilities - Net	1.6%
Total	100.0%

Material Fund Change [Text Block]
C000165351
Shareholder Report [Line Items]
Fund Name	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	7.80%	-0.53%	1.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.74%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 57,495,031
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 194,850
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$57,495,031
Total advisory fees paid	$194,850
Total number of portfolio holdings	377
Period portfolio turnover rate	60%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes	34.3%
Agency Mortgage Backed Securities	32.1%
Asset Backed and Commercial Backed Securities	16.0%
U.S. Treasury Securities and Agency Bonds	14.2%
Short-Term Investments	7.3%
Sovereign Debts	1.1%
Municipal Bonds	1.0%
Other Assets Less Liabilities - Net	(6.0)%
Total	100.0%

Material Fund Change [Text Block]